Pay vs Performance Disclosure - USD ($)	1 Months Ended	3 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended
	Mar. 28, 2025	Jun. 12, 2022	Mar. 31, 2023	Feb. 22, 2025	Mar. 27, 2026	Mar. 28, 2025	Mar. 29, 2024	Mar. 25, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

									Value of Initial Fixed $100 Investment Based on: [4]
Year	Summary Compensation Table Total for Ravi Vig ¹ ($)	Summary Compensation Table Total for Vineet Nargolwala [1] ($)	Summary Compensation Table Total for Michael C. Doogue [1] ($)	Compensation Actually Paid to Ravi Vig [1,2,3] ($)	Compensation Actually Paid to Vineet Nargolwala [1,2,3] ($)	Compensation Actually Paid to Michael C. Doogue [1,2,3] ($)	Average Summary Compensation Table Total for Non-PEO NEOs [1] ($)	Average Compensation Actually Paid to Non-PEO NEOs [1,2,3] ($)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)	Net (Loss) Income ($ Thousands)	Performance EBIT ($ Thousands) ⁵
2026	—	—	10,459,680	—	—	13,192,521	3,405,613	4,341,697	119.19	240.08	(14,653)	125,577
2025	—	11,005,040	2,930,527	—	9,559,892	1,766,319	2,807,168	1,725,409	98.38	137.94	(72,763)	68,556
2024	—	7,001,603	—	—	(4,253,826)	—	2,280,501	(3,628,582)	106.69	157.91	152,888	306,175
2023	35,348,581	10,128,514	—	8,300,753	22,659,744	—	3,289,690	9,200,243	189.91	104.01	187,494	282,560
2022	11,191,041	—	—	21,149,326	—	—	4,272,620	3,460,448	115.47	113.49	119,555	180,627

Company Selected Measure Name					Performance EBIT
Named Executive Officers, Footnote
1.
Ravi Vig was our PEO during fiscal year 2022 and for a portion of fiscal year 2023 until his retirement on June 13, 2022. Vineet Nargolwala served as our PEO for the portion of fiscal year 2023 beginning as of June 13, 2022, for all of fiscal year 2024, and for fiscal year 2025 until his departure on February 23, 2025. Michael C. Doogue served as our PEO for the portion of fiscal year 2025 beginning as of February 23, 2025 and for all of fiscal year 2026. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2022	2023 & 2024	2025	2026
Derek P. D’Antilio	Derek P. D’Antilio	Derek P. D’Antilio	Derek P. D’Antilio
Michael C. Doogue	Michael C. Doogue	Suman S. Narayan	Richard A. Madormo
Max R. Glover	Max R. Glover	Sharon S. Briansky	Sharon S. Briansky
Thomas C. Teebagy, Jr.	Sharon S. Briansky	Max R. Glover	Troy T. Coleman
Paul V. Walsh, Jr.
Christopher E. Brown

Peer Group Issuers, Footnote
4.
For the relevant fiscal year, represents the cumulative total shareholder return (“Peer Group TSR”) of the Philadelphia Semiconductor Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report, assuming an initial fixed investment point of $100, and that all dividends, if any, were reinvested.

Adjustment To PEO Compensation, Footnote
3.
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. The fair values of unvested and outstanding equity awards to our NEOs were remeasured as of the end of each fiscal year, and as of each vesting date, during the 2022, 2023, 2024, 2025 and 2026 fiscal years. Fair values as of each measurement date were determined using valuation assumptions and methodologies (including volatility, dividend yield, and risk-free interest rates) that are generally consistent with those used to estimate fair value at grant in accordance with FASB ASC 718. Amounts in the Exclusion of Stock Awards column below are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Michael C. Doogue ($)	Exclusion of Stock Awards for Michael C. Doogue ($)	Inclusion of Equity Values for Michael C. Doogue ($)	Compensation Actually Paid to Michael C. Doogue ($)
2026	10,459,680	(9,685,198)	12,418,039	13,192,521

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Michael C. Doogue ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Michael C. Doogue ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Michael C. Doogue ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Michael C. Doogue ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Michael C. Doogue ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Michael C. Doogue ($)	Total - Inclusion of Equity Values for Michael C. Doogue ($)
2026	12,291,580	(20,641)	—	147,100	—	—	12,418,039

Non-PEO NEO Average Total Compensation Amount		$ 3,289,690			$ 3,405,613	$ 2,807,168	$ 2,280,501	$ 4,272,620
Non-PEO NEO Average Compensation Actually Paid Amount		9,200,243			$ 4,341,697	1,725,409	(3,628,582)	3,460,448
Adjustment to Non-PEO NEO Compensation Footnote
3.
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. The fair values of unvested and outstanding equity awards to our NEOs were remeasured as of the end of each fiscal year, and as of each vesting date, during the 2022, 2023, 2024, 2025 and 2026 fiscal years. Fair values as of each measurement date were determined using valuation assumptions and methodologies (including volatility, dividend yield, and risk-free interest rates) that are generally consistent with those used to estimate fair value at grant in accordance with FASB ASC 718. Amounts in the Exclusion of Stock Awards column below are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2026	3,405,613	(2,532,292)	3,468,376	4,341,697

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2026	3,010,840	7,909	—	449,627	—	—	3,468,376

Compensation Actually Paid vs. Total Shareholder Return

The following chart sets forth the relationship between Compensation Actually Paid (“CAP”) to our PEOs, the average of CAP to our Non-PEO NEOs, and the Company’s cumulative TSR over the five most recently completed fiscal years. This chart also compares our cumulative TSR over the four most recently completed fiscal years to that of the Philadelphia Semiconductor Index over the same period. TSR amounts reported in the graph assume an initial fixed investment of $100 and that all dividends, if any, were reinvested.cap vs tsr and peer group tsr $25,000 $20,000 $15,000 $10,000 $5,000 $0 ($5,000) $(10,000) fy 2022 fy 2023 fy 2024 fy 2025 fy 2026 300 250 200 150 100 50 0 tsr peo - 1 rv peo 3 - md peo -2 vn avg neo Company tsr (FY22 indexed to $100) peer group tsr cap ($k)

Compensation Actually Paid vs. Net Income

The following chart sets forth the relationship between CAP to our PEOs, the average of CAP to our Non-PEO NEOs, and our net income for each of the five most recently completed fiscal years.cap vs. net income $25,000 $20,000 $15,000 $10,000 $5,000 $0 ($5,000) $(10,000) fy 2022 fy 2023 fy 2024 fy 2025 fy 2026 $250,000 $200,000 $150,000 $100,000 $50,000 $- $950,000) $(100,000) net income ($k) cap ($K) peo 1-rv peo 22 - vn peo 3 - MD avg NEO net income ($K)

Compensation Actually Paid vs. Company Selected Measure

The following chart sets forth the relationship between CAP to our PEOs, the average of CAP to our Non-PEO NEOs, and Performance EBIT during the five most recently completed fiscal years..cap vs. performance ebit $25,000 $20,000 $15,000 $10,000 $5,000 $0 ($5,000) $(10,000) cap ($k) peo 1 - rv peo 2 - vn peo 3 - md avg neo performance ebit ($k) fy 2022 fy 2023 fy 2024 fy 2025 fy 2026 $350,000 $300,000 $250,000 $200,000 $150,000 $100,000 $100,000 $50,000 $- performance ebit ($K)

Total Shareholder Return Vs Peer Group

The following chart sets forth the relationship between Compensation Actually Paid (“CAP”) to our PEOs, the average of CAP to our Non-PEO NEOs, and the Company’s cumulative TSR over the five most recently completed fiscal years. This chart also compares our cumulative TSR over the four most recently completed fiscal years to that of the Philadelphia Semiconductor Index over the same period. TSR amounts reported in the graph assume an initial fixed investment of $100 and that all dividends, if any, were reinvested.cap vs tsr and peer group tsr $25,000 $20,000 $15,000 $10,000 $5,000 $0 ($5,000) $(10,000) fy 2022 fy 2023 fy 2024 fy 2025 fy 2026 300 250 200 150 100 50 0 tsr peo - 1 rv peo 3 - md peo -2 vn avg neo Company tsr (FY22 indexed to $100) peer group tsr cap ($k)

Tabular List, Table

The following table presents the financial performance measures that the Company considers to be the most important in linking CAP to our PEOs and Non-PEO NEOs for 2026 to Company performance. The measures in this table are not ranked.

Performance EBIT
Performance EBITDA
Total Revenue
Relative TSR

Total Shareholder Return Amount		189.91			$ 119.19	98.38	106.69	115.47
Peer Group Total Shareholder Return Amount		104.01			240.08	137.94	157.91	113.49
Net Income (Loss)		$ 187,494,000			$ (14,653,000)	$ (72,763,000)	$ 152,888,000	$ 119,555,000
Company Selected Measure Amount		282,560,000			125,577,000	68,556,000	306,175,000	180,627,000
PEO Name	Michael C. Doogue	Ravi Vig	Vineet Nargolwala	Vineet Nargolwala			Vineet Nargolwala	Ravi Vig
Additional 402(v) Disclosure
2.
The amounts shown represent Compensation Actually Paid to the Company’s PEO(s) for the applicable fiscal year and the average Compensation Actually Paid to our remaining NEOs for the relevant fiscal year, calculated in accordance with Item 402(v) of Regulation S-K, which do not reflect compensation actually earned, realized, or received by the Company’s PEO(s) or Non-PEO NEOs. These amounts reflect the total compensation reported in the Summary Compensation Table for the applicable fiscal year, with certain adjustments as described in footnote 3 below.
5.
Consistent with our determination in 2025, we determined that Performance EBIT in our compensation plans, to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEOs and Non-PEO NEOs in 2026. Performance EBIT is a non-GAAP financial measure explained in Appendix A of this proxy statement.

Measure:: 1
Pay vs Performance Disclosure
Name					Performance EBIT
Measure:: 2
Pay vs Performance Disclosure
Name					Performance EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name					Total Revenue
Measure:: 4
Pay vs Performance Disclosure
Name					Relative TSR
Vig [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 35,348,581			$ 0	$ 0	$ 0	$ 11,191,041
PEO Actually Paid Compensation Amount		8,300,753			0	0	0	21,149,326
Nargolwala [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		10,128,514			0	11,005,040	7,001,603	0
PEO Actually Paid Compensation Amount		22,659,744			0	9,559,892	(4,253,826)	0
Michael C. Doogue [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		0			10,459,680	2,930,527	0	0
PEO Actually Paid Compensation Amount		$ 0			13,192,521	$ 1,766,319	$ 0	$ 0
PEO | Michael C. Doogue [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					12,418,039
PEO | Michael C. Doogue [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					12,291,580
PEO | Michael C. Doogue [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					20,641
PEO | Michael C. Doogue [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Michael C. Doogue [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					147,100
PEO | Michael C. Doogue [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Michael C. Doogue [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Michael C. Doogue [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(9,685,198)
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					3,468,376
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					3,010,840
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					7,909
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					449,627
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
Non-PEO NEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					$ (2,532,292)